Related Party Transactions - General (Details) $ in Thousands		1 Months Ended	12 Months Ended				20 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	May 16, 2019	Mar. 22, 2017
Related Party Transactions
Gains (losses) on disposals of non-current assets			$ (1,100)		$ (572)
Revenue			(809,577)		(674,089)	$ (668,637)
Voyage expenses and commissions			19,430		$ 21,883	23,772
Net pool allocation						$ 4,264
8.875% Senior Notes
Related Party Transactions
Interest rate	8.875%			8.875%	8.875%	8.875%		8.875%	8.875%
NBG
Related Party Transactions
Amount pledged | €	€ 962,000			€ 962,000
GAS-fifteen Ltd | Gastrade / Associate
Related Party Transactions
Letter of credit amount | €	€ 4,800,000			4,800,000
Gastrade / Associate
Related Party Transactions
Ownership interest in associate (in percent)	20.00%
Egypt LNG Shipping Ltd / Associate
Related Party Transactions
Gains (losses) on disposals of non-current assets		$ (572)
Egypt LNG Shipping Ltd / Associate | GasLog Shipping Company, Ltd.
Related Party Transactions
Ownership interest in associate (in percent)	25.00%
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate | €				€ 10
Ceres Monaco S.A.M.
Related Party Transactions
Consultancy agreement fixed fee for service of employees							$ 100
Consultancy arrangement fee per month							$ 12
The Cool Pool Limited / Joint venture
Related Party Transactions
Revenue						$ (45,253)
Voyage expenses and commissions						8,086
Net pool allocation						$ 4,264
Ceres Shipping Enterprises S.A.
Related Party Transactions
Fee for consultancy services for debt re-financing					$ 1,000
Ceres Shipping Ltd
Related Party Transactions
Fee for consultancy services for debt re-financing			$ 488